Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Provisions other than provisions for expected credit losses	$ 3,322	$ 2,571
Provisions for expected credit losses	196	257
Total provisions	3,518	2,828
UBS AG
Entity [Table]
Provisions other than provisions for expected credit losses	3,256	2,534
Provisions for expected credit losses	196	257
Total provisions	$ 3,452	$ 2,791